Consolidated statement of cash flows ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Cash flows from operating activities:
Loss before taxes	$ (16,568)	₨ (1,145,758)	₨ (3,995,089)	₨ (5,895,976)
Adjustments to reconcile loss before tax to net cash flows:
Depreciation and amortization	8,412	581,746	425,600	275,587
Listing and related expenses				4,069,760
Contingent dividend			(292)	292
Change in fair value of contingent consideration	7,017	485,282	294,344
Finance income	(571)	(39,486)	(83,041)	(134,097)
Finance costs	2,135	147,705	125,342	119,331
Unrealized foreign exchange loss/(gain)	(230)	(15,866)	(4,392)	4,205
Loss/(gain) on disposal of property, plant and equipment	(73)	(5,050)	(1,370)	(622)
Change in fair value of warrants	(24,106)	(1,667,193)	563,253	(230,111)
Excess provision written back	(460)	(31,832)	(42,614)	(43,790)
Advances/provision written off	149	10,299	11,703	12,047
Trade and other receivables provision / written-off	4,405	304,663	119,388	80,193
Share of loss of a joint venture	185	12,772	10,559	9,441
Share-based payment expense	4,090	282,883	729,920	586,932
Working capital changes:
Increase in trade and other receivables	(19,035)	(1,316,454)	(824,920)	(889,875)
Decrease/ (increase) in inventories	291	20,142	(4,006)	(3,086)
Increase/ (decrease) in trade and other payables	(13,315)	(920,858)	1,898,796	508,345
Direct taxes paid (net of refunds)	(3,544)	(245,129)	(105,122)	(58,396)
Net cash used in operating activities	(51,218)	(3,542,134)	(881,941)	(1,589,820)
Cash flows from investing activities:
Acquisition of business (net of cash acquired)	(3,665)	(253,448)	(353,457)
Investment in joint venture		0	0	(3,000)
Purchase of property, plant and equipment	(437)	(30,157)	(223,215)	(65,055)
Proceeds from sale of property, plant and equipment	153	10,553	2,297	2,975
Purchase/development of intangible assets	(5,699)	(394,147)	(353,061)	(408,643)
Investment in term deposits	(38,091)	(2,634,374)	(5,262,906)	(10,292,660)
Proceeds from term deposits	38,184	2,640,748	7,404,456	8,374,026
Interest received	152	10,500	6,945	11,829
Net cash from/(used in) investing activities	(9,403)	(650,325)	1,221,059	(2,380,528)
Cash flows from financing activities:
Issuance of shares pursuant to Business Combination (net of transaction cost)				3,970,168
Purchase of own shares				(11,219)
Proceeds from issue of share capital (net of cost of issuance of shares)	51,527	3,563,630	5,801	1,675,773
Transaction with equity shareholders			(112,406)
Proceeds of borrowings			1,400,239
Repayment of borrowings	(7,264)	(502,362)	(595,734)	(436,210)
Repayment of vehicle loan	(352)	(24,312)	(17,804)	(15,480)
Interest paid on term loan	(1,045)	(72,281)	(61,906)	(29,969)
Interest paid on vehicle loan	(70)	(4,830)	(4,092)	(3,308)
Interest paid on bank overdraft	(799)	(55,265)	(36,916)	(14,143)
Net cash from financing activities	41,997	2,904,580	577,182	5,135,612
Net increase/ (decrease) in cash and cash equivalents	(18,624)	(1,287,879)	916,300	1,165,264
Effect of exchange differences on cash and cash equivalents	2,697	186,477	16,144	(22,299)
Cash and cash equivalents at the beginning of the year	35,643	2,465,073	1,532,629	389,664
Closing cash and cash equivalents at the end of the year	$ 19,716	₨ 1,363,671	₨ 2,465,073	₨ 1,532,629